Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue from contracts with customers	$ 28,194	$ 24,832
At a point in time
Revenue
Revenue from contracts with customers	2,393	2,893
Over time
Revenue
Revenue from contracts with customers	25,801	21,939
United States
Revenue
Revenue from contracts with customers	11,308	11,256
United States | At a point in time
Revenue
Revenue from contracts with customers	505	794
United States | Over time
Revenue
Revenue from contracts with customers	10,803	10,462
Japan
Revenue
Revenue from contracts with customers	2,748	2,203
Japan | At a point in time
Revenue
Revenue from contracts with customers	575	418
Japan | Over time
Revenue
Revenue from contracts with customers	2,173	1,785
France
Revenue
Revenue from contracts with customers	2,427	1,979
France | At a point in time
Revenue
Revenue from contracts with customers	520	328
France | Over time
Revenue
Revenue from contracts with customers	1,907	1,651
Others
Revenue
Revenue from contracts with customers	11,711	9,394
Others | At a point in time
Revenue
Revenue from contracts with customers	793	1,353
Others | Over time
Revenue
Revenue from contracts with customers	$ 10,918	$ 8,041